Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The description of the State Street Salary Savings Program (the "Plan") is provided for general information purposes only. Employees should refer to the Summary Plan Description and Plan document for more complete information.
General
The Plan is a defined contribution plan. The Plan sponsor is State Street Corporation ("Plan Sponsor" or "State Street"). The Plan Sponsor has delegated responsibility for the general administration of the Plan to the U.S. Benefits Committee (the "Committee"). State Street Bank and Trust Company (Trustee) serves as the Trustee of the Plan. State Street Investment Management, a division of State Street Corporation, is the Investment Manager of the Common and Collective Trust Funds in the Plan. Vanguard is the Investment Manager for the Prime Money Market Mutual Fund. Fidelity Workplace Services LLC is the participant record keeper for the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
All employees of State Street and certain related companies (collectively, the "Company") are immediately eligible to participate in the Plan except for the following categories of employees:
•Non-resident aliens with no U.S.-source income
•Student interns and co-op employees
•Union employees
•Leased employees and independent contractors
•Employees of a non-participating affiliated company
•Employees of a participating employer who are not on the U.S. payroll

Contributions
Active participants may elect to make tax-deferred contributions and/or Roth after-tax contributions to the Plan equal to 1% to 50% of their compensation, subject to certain limitations. Participants may also contribute amounts representing rollover distributions from other qualified defined benefit or defined contribution plans. The Plan includes an auto-enrollment provision whereby all new eligible employees are automatically enrolled in the Plan, invested in the Qualified Default Investment Alternative ("QDIA"), unless they affirmatively elect to participate at a different rate or elect not to participate. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation. The Plan also includes an auto-escalation provision whereby participants' contributions automatically increase by 1% annually up to the maximum of 30%, or the participant opts out or chooses a different percentage. Participants who are or will have attained age 50 prior to the end of the calendar year are eligible to elect to make catch-up contributions.
State Street provides for matching contributions to the Plan in amounts equal to 100% of the first 6% of the employee’s contributions.

Employees must have one year of service to be eligible to receive matching contributions. They are immediately 100% vested in matching contributions once eligible.
All contributions to the Plan are paid to the Trustee. The Trustee holds contributions in trust exclusively for participants and their beneficiaries, invests the contributions as instructed by the participants, and makes benefit payments as they become due.
Investment Options
Participant contributions and Company contributions are allocated to various investment fund options at the participant's direction. A wide range of investment choices, including various State Street Investment Management Common and Collective Trust Funds, a money market mutual fund, a company stock fund ("ESOP") and a Self-Managed Brokerage Account ("SMBA") are available to participants. Limitations and restrictions apply to direct contributions to the ESOP fund and the Plan limits the amount a participant can invest in the ESOP fund to 25% of the participant’s account balance.
In the event a participant does not make an investment election, funds are invested in the Target Retirement Date Fund (a common and collective investment fund) that corresponds to the participant’s assumed target retirement year based on the participant’s date of birth.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, employer matching contributions, and related earnings, and charged with an allocation of administrative expenses. The benefit to which a participant is entitled is the value of the participant’s vested account balance, including earnings.
Vesting
Participant pre-tax deferral contributions and Roth after-tax contributions are always fully vested upon contribution. Employees are immediately vested in the matching contributions.
Forfeitures and Unclaimed Balances
Generally, participants' balances are fully vested upon contribution. However, in the event forfeitures occur from unvested account balances such as pursuant to the terms of a 401(k) plan merger in an acquisition, the unvested portion of a participant's account balance will be transferred to the Forfeiture account. At times, certain distributions are unclaimed, generally due to a check not being cashed or returned. After time has passed and attempts have been made to contact the participant, unclaimed balances are returned to the Plan and placed in the Plans' Money Market Account Fund. Forfeited amounts and unclaimed balances, so long as they remain unclaimed, will be applied first to pay Plan administrative expenses, then any remaining funds shall be used to reduce employer contributions to the Plan.

In-Service Withdrawals
The Plan provides that in-service withdrawals are available as follows:
•Age 59-1/2 (all sources)
•Disability withdrawals (all sources)
•Rollover withdrawals (rollover account)
•Post-tax withdrawals (Pre-1987 Thrift Incentive Plan (TIP) balances)
•Hardship withdrawals (TIP, Roth post-tax - excluding earnings, rollover and employee pre-tax - excluding earnings)
•Other Withdrawals and Distributions (Withdrawals for emergency expenses, qualified birth and adoption distribution, distributions for domestic abuse victims, withdrawals for federally declared disasters)
Hardship withdrawals are available to satisfy an immediate and heavy financial need, provided the need cannot be satisfied with all other resources (as defined in the Plan).
Payment of Benefits
Upon retirement or other termination of employment, or anytime thereafter, a participant may receive a total or partial lump-sum distribution of their vested benefit directly or in the form of a rollover. To the extent the vested value of the participant's account balance is greater than $7,000, the participant may continue to defer the payment of their benefits and remain in the Plan. If the value of the participant's account balance reaches a level greater than $1,000 but not more than $7,000, a distribution in the form of an automatic rollover to an IRA will be made except to the extent the participant provides distribution instructions otherwise within 90 days of his or her termination date to the extent applicable. Account balances of $1,000 or less will be automatically distributed to the participant in cash (by check), with applicable taxes withheld, if any, if no other distribution instructions are received.
Installment payments are also available to participants who are retirement-eligible at the time of termination. In order to be retirement-eligible, a participant must be at least age 55 with a minimum of five years of eligible service upon termination of employment. Installment periods available include monthly, quarterly, semi-annually and annually.

Participant Loans
Participants may borrow from their fund accounts a minimum of $1,000, up to a maximum equal to the lesser of one-half of the participant’s vested balance, or $50,000, both reduced by the participant's highest outstanding loan balance during the preceding 12 months. Loans are secured by the balance in the participant’s account and bear interest at Prime Rate + 1% for loans with a duration of five years or less and Prime Rate + 2% for loans with a duration of 6-10 years. Repayment of principal plus interest is required within five years (ten years if the loan is for the purchase of a principal residence). Principal and interest are paid ratably through payroll deductions. In the event of termination of employment, participants with outstanding loans may elect to continue to repay their outstanding loan balance directly to the Trustee; such loan shall not become immediately due and payable until such time as there is an event of default.
Company Stock Fund (ESOP)
The Plan invests in common stock of the Company through its ESOP. The ESOP may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. The Company has implemented a dividend pass-through election for its participants.
The Plan limits the amount a participant can invest in the ESOP to 25% of their outstanding total account balance in order to encourage diversification of participants’ accounts. Participants may only transfer amounts to the ESOP, they may not elect to have payroll contributions invested in the ESOP. If a participant directs a transfer that would result in more than 25% of their total account balance into the ESOP, the excess percentage will be invested in the applicable lifecycle fund based on the participant’s age.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The Trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Committee directs the Trustee otherwise or to the extent such action would violate ERISA. Participants have the same voting rights in the event of a tender or exchange offer.
Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination of the Plan, all participants will become fully vested.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or by State Street, according to the Plan’s provisions, and include such expenses as recordkeeping fees. Expenses relating to investment management fees are charged to the particular investment fund to which the expenses relate. All other administrative expenses not paid by the Plan are paid by State Street.
Plan Amendments and Other Investment Strategy Changes

During 2025, the following changes occurred relative to the Plan:
•Effective November 20, 2024, loans shall be secured by 50% of the Eligible Borrower's vested interest in their Accounts. Loans with a duration of five years or less shall bear interest as Prime Rate + 1%. Loans with a duration of 6-10 years shall bear interest as Prime Rate + 2%
•Effective January 1, 2025, Other Withdrawals and Distributions was added to the Plan
•Effective January 1, 2025, forfeiture balances will first be used to pay Plan expenses and any remaining balances will reduce employer contributions to the plan

During 2024, the following changes occurred relative to the Plan, as required by SECURE 2.0:
•Effective January 1, 2024, the required beginning distribution date for participants was raised to the age of 73
•Effective January 1, 2024, the minimum mandatory cash-out limit was raised from $5,000 to $7,000